Summary of Significant Accounting Policies - Summary of Reconciliation of Condensed Balance Sheet (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Issuance costs allocated to Class A common stock	$ (3,073,000)	$ (1,446,000)	$ 0
DYNAMICS SPECIAL PURPOSE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Gross proceeds	230,000,000	230,000,000
Issuance costs allocated to Class A common stock	(13,181,867)	(13,181,867)
Remeasurement of carrying value to redemption value	13,181,867	13,181,867
Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000